ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payable	$ 11,974	$ 9,723
VAT, business tax and other tax payable	6,248	5,151
Accrued flight rental costs	1,021	1,560
Deferred income from government subsidies	1,531	2,742
Payables for purchase of equipment	379	375
Accrued professional service fee	1,798	2,000
Accrued outsourced data processing and other direct costs	3,426	1,801
Other accrued expenses	3,236	2,719
Total	$ 29,613	$ 26,071